CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net (loss) income	$ 3,529	$ (41,183)	$ (2,190)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustments	1,785	(1,036)	269
Total comprehensive (loss) income	5,314	(42,219)	(1,921)
Less: comprehensive income (loss) attributable to non-controlling interest	(3,201)	(3,330)	289
Comprehensive (loss) income attributable to RYB Education, Inc	$ 8,515	$ (38,889)	$ (2,210)